Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4: PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of March 31, 2016 (unaudited) and December 31, 2015:

	March 31, 2016	December 31, 2015
Furniture and fixtures	$114	$110
Computers and software costs	425	382
Machinery and equipment	478	476
Leasehold improvements	4	4
Total property and equipment	1,021	972
Accumulated depreciation	(661)	(609)
Property and equipment, net	$360	$363

Depreciation expense for the three months ended March 31, 2016 and 2015 was $52 and $67, respectively. There was no impairment on these assets in 2016 or 2015.

Note 4 - Property and Equipment

Property and equipment consisted of the following at December 31, 2015 and December 31, 2014:

	December 31,	December 31,
	2015	2014

Office equipment and computers	$6,106	$6,106
Furniture and fixtures	2,182	2,182
	8,288	8,288
Accumulated depreciation	(7,977)	(7,665)

	$311	$623

The Company incurred $312 and $312, respectively, in depreciation expense for the periods ended December 31, 2015 and 2014.